PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
	December 31,
	2013	2012
Cost:
Office furniture and equipment	$21	$18
Computers and electronic equipment	77	54
Laboratory equipment	31	31
Leasehold improvements	29	7
	158	110
Accumulated depreciation:
Office furniture and equipment	7	6
Computers and electronic equipment	52	41
Laboratory equipment	22	15
Leasehold improvements	7	2
	88	64
Depreciated cost	$70	$46